Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Corporate Loans Performance Guarantee USD ($)	Mar. 31, 2012 Corporate Loans Performance Guarantee JPY (¥)	Mar. 31, 2011 Corporate Loans Performance Guarantee JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	$ 150	¥ 12,337
Total rental payments under operating lease agreements	93	7,681	8,131	9,571
Payments for computer systems under non-cancelable contracts	5	442	759	1,029
Longest non-cancelable contracts, maturity year	2016	2016
Estimated construction costs	964	79,224
Total unused credit and capital amount available	1,183	97,235
Guarantee Obligations Maximum Exposure	6,625	544,492	509,736		4,385	360,436	325,557	15,014	1,234,000	1,227,000
Guarantee Obligations Current Carrying Value	$ 122	¥ 9,989	¥ 6,533		$ 19	¥ 1,577	¥ 1,958	$ 8	¥ 666	¥ 702